Provision For Income Taxes And Deferred Income Taxes - Summary of Reconciliation Between The Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Expected income tax expense at statutory tax rate	$ (53,912)	$ (13,475)
Tax rate differences	(1,109)	(13,684)
Pass through and non-controlling entities	(7,373)	(4,775)
State tax expense, net	9,319	7,517
IRC Section 280E disallowance	47,100	35,376
Changes in value of deferred consideration	(10,103)	3,116
Loss on debt modification	7,554	0
Uncertain tax treatment	(4,749)	755
Share-based compensation	3,941	3,159
Goodwill impairment	45,314	0
Change in valuation allowance	2,684	8,768
Other	1,440	1,847
Income tax expense	$ 40,107	$ 28,604
Effective tax rate	(15.60%)	(44.60%)